Shareholder Report, Average Annual Return (Details) 191610_DoubleLine Total Return Bond Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	80 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	4.78%	0.93%	1.28%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.14%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Average Annual Return, Percent	5.79%	0.45%	1.00%